Note 5 - Long-lived Assets (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	June 30, 2022	December 31, 2021
Equipment	$680	$200
Software	-	247
	680	447
Accumulated depreciation	(59)	(38)
	$621	$409